SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Bad debt		$ 38,911	$ 696	$ 41,610	$ 6,512	$ 14,160	$ 0
Allowance for Uncollectible Accounts		4,655		4,655		5,019	0
Impairment of goodwill						61,000
Sales, returns and allowance		9,717	14,304	30,655	44,867	51,159	0
Uncertain tax positions		0		0		0	0
Advertising costs		5,476	$ 27,566	20,972	$ 66,460	125,000	26,500
FDIC limit		$ 250,000		$ 250,000		250,000
Impairment of long-lived assets						$ 0	$ 0
Private Placement [Member]
Conversion of Shares	105,947,397
Number of warrant exercisable	20,000,000